SUPPLEMENTAL CASH FLOW INFORMATION - Net Change in Components of Operating Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Elements [Abstract]
Accounts receivable	$ (4,770)	$ 506	$ (3,508)
Prepaid expenses and other current assets	(2,536)	6,915	1,147
Accounts payable	(5,514)	(1,069)	(699)
Accounts payable due to related parties	(910)	910	0
Accrued liabilities	55,884	(6,842)	18,167
Other, net	(1,137)	(1,986)	(3,929)
Net changes in working capital	$ 41,017	$ (1,566)	$ 11,178